MARKETABLE SECURITIES (Tables)	3 Months Ended	12 Months Ended
	Nov. 30, 2012	Aug. 31, 2012
MARKETABLE SECURITIES [Abstract]
Schedule of Marketable Securities Carried at Fair Value
	Level 1	Level 3	Total
Marketable securities:
November 30, 2012	$317,657	$747,151	$1,064,808
August 31, 2012	$200,311	-	$200,311

	Level 1	Level 3	Total
Marketable securities:
August 31, 2012	$200,311	-	$200,311
August 31, 2011	-	$384,565	$384,565

Schedule of Financial Assets Measured Using Unobservable Inputs
Three months ended
November, 30
2012
Unaudited
Carrying value at the beginning of the period	$-
Additions	628,630
Changes in fair value	118,521
Carrying value at the end of the period	$747,151

	August 31
	2012	2011
Carrying value at the beginning of the period	$384,565	$-
Additions - see note 5	-	581,977
Reclassification to level 1	(384,565)	-
Impairment of available-for-sale securities - financial expenses	-	(197,412)
Carrying value at the end of the period	$-	$384,565